Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization, Consolidation and Principal Activities
Net cash (used in)/provided by operating activities	¥ (97,282)	$ (13,703)	¥ 74,723	¥ (30,893)
Net cash (used in)/provided by investing activities	18,384	2,590	77,211	(110,413)
Net cash provided by/(used in) financing activities	24,221	3,412	(82,140)	68,673
Effect of exchange rate changes on cash	110	15	321	(214)
Net (decrease)/increase in cash	(54,567)	(7,686)	70,115	(72,847)
VIE
Organization, Consolidation and Principal Activities
Net cash (used in)/provided by operating activities	(74,965)	(10,559)	114,059	(27,699)
Net cash (used in)/provided by investing activities	2,552	359	39,767	(112,604)
Net cash provided by/(used in) financing activities	24,221	3,411	(82,140)	68,673
Effect of exchange rate changes on cash	(6)	(1)	(306)
Net (decrease)/increase in cash	¥ (48,198)	$ (6,790)	¥ 71,380	¥ (71,630)